Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company evaluated subsequent events through November 3, 2022, the date on which these financial statements were issued. The Company has identified the following subsequent events that require disclosure.
In October 2022, the Company entered into a license agreement with Juno Therapeutics, Inc. ("Juno") a wholly-owned subsidiary of Bristol-Myers Squibb Company. The agreement permits Juno to incorporate Autolus’ proprietary RQR8 safety switch into selected cell therapy programs, identified by target, in a specified field of use. Juno also receives an option to expand the license to additional cell therapy programs beyond the initial set of selected programs. Under the terms of the agreement, Autolus will receive an upfront payment, with the potential for near-term option exercise fees and development milestone payments. In addition, Autolus would be entitled to receive royalties on net sales of all Juno cell therapy products that incorporate the RQR8 safety switch.